Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments

Below are presented the carrying amounts and fair values of the Company’s financial instruments as of June 30, 2020 and December 31, 2019:

Consolidated				Carrying amount		Fair Value
	Note	Classification by category	Fair value hierarchy	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Financial assets
Cash and cash equivalentes	6
Cash and banks		Amortized cost		2,872,297	3,110,220	2,872,297	3,110,220
Certificate of bank deposits		Amortized cost		766,703	211,261	766,703	211,261
Repurchase operations		Fair value through profit or loss	Level 2	1,181,116	1,192,101	1,181,116	1,192,101
				4,820,116	4,513,582	4,820,116	4,513,582
Short term investments	7
Government bonds		Fair value through profit or loss	Level 2	1,486,999	221,900	1,486,999	221,900
Restricted cash		Fair value through profit or loss	Level 2	58,764	-	58,764	-
Financial letter		Fair value through profit or loss	Level 2	377,033	374,690	377,033	374,690
Loan investment fund		Fair value through profit or loss	Level 2	376,538	407,928	376,538	407,928
Dynamo Beauty Ventures Ltd Fund		Fair value through profit or loss	Level 2	11,326	7,402	11,326	7,402
Certificate of bank deposits		Fair value through profit or loss	Level 2	270,870	21,327	270,870	21,327
				2,581,530	1,033,247	2,581,530	1,033,247

Trade receivables	8	Amortized cost		2,644,601	1,685,764	2,644,601	1,685,764

Court deposit	12	Amortized cost		600,340	337,255	600,340	337,255

“Financial” and “Operating” derivatives		Fair value – Hedge instruments	Level 2	2,163,255	737,378	2,163,255	737,378
“Financial” and “Operating” derivatives		Fair value through results	Level 2	35,918	-	35,918	-
				2,199,173	737,378	2,199,173	737,378

Financial liabilities
Borrowings, financing and debentures	19
Borrowings in domestic currency		Amortized cost		(16,097,706)	(7,412,443)	(15,981,649)	(7,445,672)
Borrowings in foreign currency		Amortized cost		(4,568,393)	(3,373,931)	(4,420,002)	(3,541,541)
				(20,666,099)	(10,786,374)	(20,401,651)	(10,987,213)

“Financial” and “Operating” derivatives		Fair value – Hedge instruments	Level 2	-	(10,158)	-	(10,158)
“Financial” and “Operating” derivatives		Fair value through results	Level 2	(75,247)	(1,648)	(75,247)	(1,648)
				(75,247)	(11,806)	(75,247)	(11,806)

Lease	18	Amortized Cost		(4,107,175)	(2,517,565)	(4,107,175)	(2,517,565)
Trade payables and reverse factoring operations	20	Amortized cost		(5,709,969)	(1,829,756)	(5,709,969)	(1,829,756)

Summary of Derivative Instruments

To hedge the current balance sheet positions of the Company against market risks, the following derivative instruments are used, as of June 30, 2020 and December 31, 2019:

	Fair value (Level 2)
Description	June 30, 2020	December 31, 2019
Financial derivatives	2,121,287	725,060
Operational derivatives	2,639	512
Total	2,123,926	725,572

Summary of Derivative Positions
	Principal (Notional) amount		Book value		Fair value		Gain (loss)
Description	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Swap contracts:
Asset position:
Short position in dollar	2,661,494	2,664,001	4,603,592	3,416,707	5,102,622	3,729,691	499,030	312,984

Liability position:
CDI floating rate:
Long position in CDI	2,661,494	2,664,001	2,729,070	2,754,595	2,942,841	3,002,623	213,770	248,028

NDFs Forward Agreements:
Liability portion:
CDI floating rate:
Long position at interbank rate	5,442,792	200,896	1,882	(1,848)	(38,494)	(2,008)	(40,376)	(160)
Total net derivative financial instruments:	5,442,792	200,896	1,876,404	660,264	2,121,287	725,060	244,884	64,796

Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold

On June 30, 2020, the Company holds forward derivative instruments in order to hedge against exchange rate risk on import and export operations:

Description	Principal (notional) amount		Fair value
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Net position - GBP and USD	1,093,241		5,898	-
Forward contracts	119,851	1,302,869	(3,259)	512
Total derivative instruments, net	1,213,092	1,302,869	2,639	512

Disclosure Of Net Asset Exposure

For the sensitivity analysis of the risk of foreign exchange rate exposure, the Company's Management understands it is necessary to consider in addition to the assets and liabilities, with exposure to the fluctuation of exchange rates recorded in the balance sheet, the value of the fair value of the financial instruments contracted by the Company for the protection of certain exposures as of June 30, 2020 and December 31, 2019, as shown in the following table:

	June 30, 2020	December 31, 2019
Loans and financing registered in Brazil in foreign currency (a)	(4,587,578)	(3,381,959)
Receivables registered in Brazil in foreign currency	11,727	10,007
Accounts payable registered in Brazil in foreign currencies	(11,686)	(10,543)
Value of the financial derivatives	5,102,622	3,729,691
Net asset exposure	515,085	347,196

(a) Excluding transaction costs.

Disclosure Of Net Foreign Exchange Exposure

The tables below show the loss that would have been recognized in the subsequent period, assuming that the current net foreign exchange exposure remains static, based on the following scenarios:

Description	Risk	Probable scenario	Scenario II	Scenario III
Net exposure	Dollar decrease	(2,481)	101,032	170,041

Disclosure of Detailed Information About Cash Flow Hedged Items

The positions of derivative financial instruments designated as outstanding cash flow hedge on June 30, 2020 as set out below:

Cash flow hedge instrument

						Others comprehensive income
	Hedged item	Notional currency	Notional value	Accrual value	Fair value (a)	Accumulated contract gain (loss)	Gain in the 6-month period
Currency Swap – US$/R$	Currency	BRL	2,659,360	1,872,141	2,157,449	285,308	223,672
Forward contract	Currency	BRL	883,167	4,339	5,613	5,613	(198)
Forward contract	Currency	BRL	39,713	-	193	193	5,482
Total			3,582,240	1,876,480	2,163,255	291,114	228,956

(a)   The method used by the Company to determine fair value consists in calculating the future value based on the contracted conditions and determines present value based on market accrual extracted from B3.

Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income

The changes in cash flow hedge reserve recognized under other comprehensive income are shown below:

Cash flow hedge balance as of December 31, 2018	(27,706)
Change in the fair value of hedge instrument recognized in other comprehensive income	159,698
Tax effects on the fair value of hedge instrument	(53,701)
Cash flow hedge balance as of June 30, 2019	78,291

Cash flow hedge balance as of December 31, 2019	42,729
Change in the fair value of hedge instrument recognized in other comprehensive income	228,956
Tax effects on the fair value of hedge instrument	(75,842)
Cash flow hedge balance as of June 30, 2020	195,843

Disclosure of Detailed Information About Interest Rate Risks of Transactions
The following table presents the exposure to interest rate risks of transactions pegged to CDI, including derivative transactions (loans and financing were considered at their full amounts, since 98.42% of them are linked to CDI rate):
Total borrowings and financing - in local currency (note 18)	(16,097,706)
Operations in foreign currency with derivatives pegged to CDI	(4,568,393)
Short-term investments (notes 6 and 7)	4,459,259
Net exposure	(16,206,840)

Summary of Net Exposure to Interest Rate Risk by Scenario

The tables below set out projected incremental loss that would be recognized in income statement, assuming that the current net liability exposure will remain unaltered and the following scenarios:

Description	Risk	Probable scenario	Scenario II	Scenario III
Net liability	Rate increase	4,574	(29,406)	(63,386)

Summary of Working Capital Calculation

Management monitors the Group’s consolidated liquidity level considering the expected cash flows against unused credit facilities, as shown in the following table:

	June 30, 2020	December 31, 2019
Total current assets	17,064,524	9,430,057
Total current liabilities	(12,863,889)	(7,518,423)
Total net working capital	4,200,635	1,911,634

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities

At June 30, 2020, the carrying amounts of financial liabilities, measured at amortized cost considering interest payments at a floating rate and the value of debt securities reflecting the forward market interest rates on the reporting date may be changed as floating interest rates change. Their respective original maturities are shown below:

	Less than one year	One to five years	Over five years	Total expected cash flow	Interest to be accrued	Carrying amount
Borrowings, financing and debentures	2,554,860	19,329,476	-	21,884,336	(1,218,237)	20,666,099
Lease	1,272,171	2,883,814	1,014,375	5,170,360	(1,063,185)	4,107,175
Payables to related parties, trade payables and reverse factoring operations	5,709,969	-	-	5,709,969	-	5,709,969